UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-22057

Cohen & Steers Global Income Builder, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
COMMON STOCK	121.9%
AUSTRALIA	0.9%
ELECTRIC—REGULATED ELECTRIC	0.2%
Spark Infrastructure Group		384,357	$622,345

REAL ESTATE	0.7%
DIVERSIFIED	0.5%
Charter Hall Group		71,407	369,574
Dexus Property Group		40,531	309,385
GPT Group		130,502	491,477

			1,170,436

INDUSTRIALS	0.2%
Goodman Group		56,093	420,065

TOTAL REAL ESTATE			1,590,501

TOTAL AUSTRALIA			2,212,846

AUSTRIA	0.1%
REAL ESTATE—DIVERSIFIED
CA Immobilien Anlagen AG		4,145	148,130

BELGIUM	0.1%
REAL ESTATE—RESIDENTIAL
Aedifica SA		1,286	116,015

BRAZIL	0.3%
RAILWAYS	0.2%
Rumo SA(a)		118,212	438,478

REAL ESTATE	0.1%
RETAIL	0.0%
BR Malls Participacoes SA(a)		58,715	139,862

SHOPPING CENTERS	0.1%
Iguatemi Empresa de Shopping Centers SA		18,232	140,175

TOTAL REAL ESTATE			280,037

TOTAL BRAZIL			718,515

CANADA	4.4%
ELECTRIC—REGULATED ELECTRIC	0.3%
Fortis, Inc.		21,736	704,760

ENERGY—OIL & GAS	0.9%
Suncor Energy, Inc.(b)		54,234	2,098,568

		Shares	Value
FINANCIAL—BANKS	0.9%
Bank of Nova Scotia/The		35,611	$2,122,627

PIPELINES—C-CORP	1.8%
Enbridge, Inc.(b)		68,171	2,199,797
Keyera Corp.		21,115	565,780
Pembina Pipeline Corp.		35,299	1,199,453
TransCanada Corp.		5,535	223,945

			4,188,975

REAL ESTATE	0.5%
OFFICE	0.2%
Allied Properties REIT		14,183	473,261

RESIDENTIAL	0.3%
Boardwalk REIT		16,907	656,698

TOTAL REAL ESTATE			1,129,959

TOTAL CANADA			10,244,889

CHINA	1.4%
ELECTRIC—INTEGRATED ELECTRIC	0.1%
Huaneng Renewables Corp. Ltd, Class H (HKD)		898,000	267,277

INFORMATION TECHNOLOGY—INTERNET SOFTWARE & SERVICES	1.2%
Tencent Holdings Ltd. (HKD)(b)		66,200	2,733,123

TOLL ROADS	0.1%
Jiangsu Expressway Co., Ltd., Class H (HKD)		246,000	315,499

TOTAL CHINA			3,315,899

FRANCE	5.1%
CONSUMER STAPLES	0.9%
Danone SA		26,556	2,056,551

ENERGY—OIL & GAS	0.5%
Total SA		16,581	1,074,997

FINANCIAL—BANKS	0.9%
BNP Paribas(b)		35,313	2,161,119

INDUSTRIALS—AEROSPACE & DEFENSE	1.2%
Thales SA(b)		20,447	2,904,589

RAILWAYS	0.2%
Getlink		44,906	573,519

		Shares	Value
REAL ESTATE	0.3%
DIVERSIFIED	0.1%
Fonciere des Regions		2,891	$301,255

OFFICE	0.2%
Gecina SA		1,822	304,199

RETAIL	0.0%
Klepierre SA		919	32,576

TOTAL REAL ESTATE			638,030

TOLL ROADS	1.1%
Eiffage SA		5,134	573,194
Vinci SA		19,855	1,890,779

			2,463,973

TOTAL FRANCE			11,872,778

GERMANY	3.0%
FINANCIAL—INSURANCE	0.9%
Allianz SE		9,178	2,045,975

HEALTH CARE	1.5%
HEALTH CARE EQUIPMENT & SUPPLIES	0.8%
Siemens Healthineers AG, 144A(a),(c)		46,165	2,030,096

PHARMACEUTICALS	0.7%
Bayer AG		18,151	1,612,389

TOTAL HEALTH CARE			3,642,485

REAL ESTATE	0.6%
OFFICE	0.1%
Alstria Office REIT AG		10,591	157,152

RESIDENTIAL	0.5%
ADO Properties SA, 144A(c)		4,405	263,905
Deutsche Wohnen AG		19,680	944,140

			1,208,045

TOTAL REAL ESTATE			1,365,197

TOTAL GERMANY			7,053,657

HONG KONG	2.0%
PIPELINES—C-CORP	0.1%
Beijing Enterprises Holdings Ltd.		53,000	297,214

		Shares	Value
REAL ESTATE	1.3%
DIVERSIFIED	1.0%
China Resources Land Ltd.		46,000	$161,005
CK Asset Holdings Ltd.		109,500	821,773
Hang Lung Properties Ltd.		110,000	214,988
Longfor Group Holdings Ltd.		96,000	247,715
New World Development Co., Ltd.		357,017	487,068
Sun Hung Kai Properties Ltd.		2,134	31,076
Swire Properties Ltd.		99,800	377,994

			2,341,619

RETAIL	0.3%
Link REIT		69,000	679,128

TOTAL REAL ESTATE			3,020,747

TELECOMMUNICATION SERVICES	0.4%
China Mobile Ltd.		96,500	951,027

WATER	0.2%
Guangdong Investment Ltd.		185,178	328,802

TOTAL HONG KONG			4,597,790

IRELAND	1.3%
INFORMATION TECHNOLOGY—IT CONSULTING & SERVICES
Accenture PLC, Class A (USD)(b)		18,219	3,100,874

ITALY	0.4%
COMMUNICATIONS—TOWERS	0.2%
Infrastrutture Wireless Italiane S.p.A., 144A(c)		76,890	570,009

ELECTRIC—REGULATED ELECTRIC	0.2%
Terna Rete Elettrica Nazionale S.p.A.		89,070	475,811

TOTAL ITALY			1,045,820

JAPAN	10.1%
CONSUMER DISCRETIONARY—MEDIA	0.7%
CyberAgent, Inc.		31,500	1,677,301

ELECTRIC—INTEGRATED ELECTRIC	0.0%
Shikoku Electric Power Co., Inc.		8,000	104,418

FINANCIAL	2.6%
DIVERSIFIED FINANCIAL SERVICES	1.7%
Mitsubishi UFJ Financial Group, Inc.(b)		260,300	1,624,527
ORIX Corp.(b)		146,500	2,375,048

			3,999,575

		Shares	Value
INSURANCE	0.9%
NKSJ Holdings, Inc.(b)		46,250	$1,969,757

TOTAL FINANCIAL			5,969,332

GAS DISTRIBUTION	0.3%
Tokyo Gas Co., Ltd.		29,000	712,749

INDUSTRIALS	1.4%
COMMERCIAL SERVICES & SUPPLIES	0.6%
Secom Co., Ltd.		15,500	1,263,518

ELECTRICAL EQUIPMENT	0.8%
Fanuc Ltd.(b)		10,100	1,904,084

TOTAL INDUSTRIALS			3,167,602

RAILWAYS	0.3%
Central Japan Railway Co.		2,100	437,300
West Japan Railway Co.		4,500	313,717

			751,017

REAL ESTATE	1.6%
DIVERSIFIED	1.4%
Activia Properties, Inc.		69	298,786
Invincible Investment Corp.		582	243,311
Mitsubishi Estate Co., Ltd.		18,300	311,174
Mitsui Fudosan Co., Ltd.(b)		25,091	593,819
Nomura Real Estate Holdings, Inc.		10,800	218,053
Orix JREIT, Inc.		308	480,894
Sumitomo Realty & Development Co., Ltd.		18,000	646,365
Tokyo Tatemono Co., Ltd.		45,439	554,290

			3,346,692

INDUSTRIALS	0.1%
Nippon Prologis REIT, Inc.		69	136,579

OFFICE	0.1%
Nippon Building Fund, Inc.		62	358,511

TOTAL REAL ESTATE			3,841,782

TECHNOLOGY—ELECTRONIC EQUIPMENT & INSTRUMENTS	2.1%
Kyocera Corp.(b)		39,200	2,352,966
Sony Corp.(b)		39,800	2,440,123

			4,793,089

		Shares	Value
TELECOMMUNICATION SERVICES	1.1%
KDDI Corp.(b)		93,600	$2,585,904

TOTAL JAPAN			23,603,194

LIBERIA	2.0%
CONSUMER DISCRETIONARY
Royal Caribbean Cruises Ltd. (USD)(b),(d)		36,263	4,712,014

MEXICO	0.2%
AIRPORTS	0.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B		41,729	456,535

TOLL ROADS	0.0%
OHL Mexico SAB de CV		45,470	68,203

TOTAL MEXICO			524,738

NETHERLANDS	3.9%
CONSUMER STAPLES—PERSONAL PRODUCTS	1.9%
Unilever NV		78,591	4,376,716

FINANCIAL—BANKS	0.7%
ABN AMRO Group NV, 144A(c)		59,877	1,630,249

TECHNOLOGY—SEMICONDUCTORS	1.3%
NXP Semiconductors NV (USD)(d)		36,043	3,081,677

TOTAL NETHERLANDS			9,088,642

NEW ZEALAND	0.2%
AIRPORTS
Auckland International Airport Ltd.		95,308	461,177

NORWAY	0.1%
REAL ESTATE—OFFICE
Entra ASA, 144A(c)		18,698	268,796

SINGAPORE	0.1%
REAL ESTATE—DIVERSIFIED
Capitaland Ltd.		62,500	154,073

SPAIN	0.7%
AIRPORTS	0.3%
Aena SME SA, 144A(c)		4,400	763,739

REAL ESTATE	0.4%
DIVERSIFIED	0.2%
Merlin Properties Socimi SA		30,727	416,869

		Shares	Value
OFFICE	0.2%
Inmobiliaria Colonial Socimi SA		34,246	$355,864

RESIDENTIAL	0.0%
Aedas Homes SAU, 144A(a),(c)		3,063	96,803

TOTAL REAL ESTATE			869,536

TOTAL SPAIN			1,633,275

SWEDEN	2.1%
COMMUNICATIONS—TELECOMMUNICATIONS	0.3%
TeliaSonera AB		179,800	825,825

INDUSTRIALS—AEROSPACE & DEFENSE	1.7%
Saab AB, Class B(b)		76,998	3,872,686

REAL ESTATE	0.1%
DIVERSIFIED	0.1%
Castellum AB		13,353	239,042

RETAIL	0.0%
Catena AB		2,910	65,158

TOTAL REAL ESTATE			304,200

TOTAL SWEDEN			5,002,711

SWITZERLAND	4.5%
CONSUMER—NON-CYCLICAL—FOOD	1.7%
Nestle SA(b)		47,654	3,972,947

FINANCIAL—INSURANCE	1.6%
Chubb Ltd. (USD)(b)		28,234	3,773,192

HEALTH CARE—PHARMACEUTICALS	1.2%
Roche Holding AG(b)		11,573	2,803,628

TOTAL SWITZERLAND			10,549,767

UNITED KINGDOM	9.4%
CONSUMER STAPLES—BEVERAGE	1.2%
Diageo PLC(b)		79,155	2,805,210

CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	1.0%
Compass Group PLC(b)		104,424	2,321,973

ELECTRIC—REGULATED ELECTRIC	0.3%
National Grid PLC		59,006	608,653

FINANCIAL	3.0%
BANKS	1.2%
Barclays PLC		797,124	1,784,746
Lloyds Banking Group PLC		1,327,154	1,025,260

			2,810,006

		Shares	Value
DIVERSIFIED FINANCIAL SERVICES	0.9%
London Stock Exchange Group PLC		36,249	$2,166,745

INSURANCE	0.9%
Beazley PLC(b)		276,507	2,057,880

TOTAL FINANCIAL			7,034,631

INSURANCE—MULTI-LINE	1.1%
Aon PLC (USD)(d)		16,024	2,464,171

MATERIALS	1.9%
CONTAINERS & PACKAGING	1.2%
DS Smith PLC(b)		464,545	2,896,050

METALS & MINING	0.7%
BHP Billiton PLC		76,446	1,665,179

TOTAL MATERIALS			4,561,229

REAL ESTATE	0.6%
DIVERSIFIED	0.1%
LondonMetric Property PLC		76,748	177,859

HEALTH CARE	0.1%
Assura PLC		288,020	203,094

INDUSTRIALS	0.2%
Segro PLC		53,274	442,871

OFFICE	0.0%
Workspace Group PLC		3,531	45,195

RESIDENTIAL	0.1%
UNITE Group PLC		14,286	166,280

SELF STORAGE	0.1%
Big Yellow Group PLC		14,067	168,315
Safestore Holdings PLC		24,718	167,853

			336,168

TOTAL REAL ESTATE			1,371,467

WATER	0.3%
United Utilities Group PLC		78,554	720,807

TOTAL UNITED KINGDOM			21,888,141

		Shares	Value
UNITED STATES	69.6%
COMMUNICATIONS—TOWERS	2.1%
American Tower Corp.(d)		16,311	$2,369,989
Crown Castle International Corp.(d)		15,264	1,699,341
SBA Communications Corp.(a),(d)		5,951	955,909

			5,025,239

CONSUMER DISCRETIONARY	3.8%
INTERNET & CATALOG RETAIL	2.3%
Amazon.com, Inc.(a),(b),(d)		2,701	5,410,103

MULTILINE RETAIL	1.5%
Dollar General Corp.(d)		31,791	3,474,756

TOTAL CONSUMER DISCRETIONARY			8,884,859

CONSUMER—CYCLICAL	3.5%
RESTAURANT	0.6%
Starbucks Corp.(d)		27,395	1,557,132

SPECIALTY RETAIL	2.9%
Lowe’s Cos., Inc.(b)		38,015	4,364,882
TJX Cos., Inc./The(b)		21,014	2,353,988

			6,718,870

TOTAL CONSUMER—CYCLICAL			8,276,002

CONSUMER—NON-CYCLICAL—COSMETICS/PERSONAL CARE	1.8%
Colgate-Palmolive Co.(b)		63,240	4,233,918

ELECTRIC	1.4%
INTEGRATED ELECTRIC	0.4%
Evergy, Inc.(d)		6,014	330,289
FirstEnergy Corp.(d)		8,732	324,569
NextEra Energy, Inc.(d)		1,412	236,651

			891,509

REGULATED ELECTRIC	1.0%
Alliant Energy Corp.(d)		6,837	291,051
Edison International(d)		13,805	934,322
PG&E Corp.(a),(d)		15,950	733,859
WEC Energy Group, Inc.(d)		3,126	208,692

		Shares	Value
Xcel Energy, Inc.(d)		5,136	$242,471

			2,410,395

TOTAL ELECTRIC			3,301,904

ENERGY—OIL & GAS	4.4%
Cimarex Energy Co.(b)		45,823	4,258,790
Marathon Petroleum Corp.(d)		15,147	1,211,305
Occidental Petroleum Corp.		58,158	4,778,843

			10,248,938

FINANCIAL	5.1%
BANKS	2.1%
Bank of America Corp.(b)		164,614	4,849,528

CREDIT CARD	0.9%
American Express Co.(d)		19,526	2,079,324

DIVERSIFIED FINANCIAL SERVICES	2.1%
JPMorgan Chase & Co.(b)		26,031	2,937,338
Morgan Stanley(b)		44,319	2,063,936

			5,001,274

TOTAL FINANCIAL			11,930,126

GAS DISTRIBUTION	0.4%
Atmos Energy Corp.(d)		6,151	577,640
Southwest Gas Holdings, Inc.(d)		4,893	386,694

			964,334

HEALTH CARE	11.3%
BIOTECHNOLOGY	1.1%
Biogen, Inc.(a),(b)		7,138	2,521,927

HEALTH CARE EQUIPMENT & SUPPLIES	2.8%
Abbott Laboratories(b),(d)		34,302	2,516,395
Teleflex, Inc.(b)		15,349	4,084,215

			6,600,610

HEALTH CARE PRODUCTS	4.7%
Danaher Corp.(d)		28,695	3,117,998
Johnson & Johnsonb,(d)		34,519	4,769,490
Thermo Fisher Scientific, Inc.(b),(d)		12,734	3,108,115

			10,995,603

		Shares	Value
HEALTH CARE PROVIDERS & SERVICES	1.5%
Anthem, Inc.(d)		12,936	$3,545,111

PHARMACEUTICALS	1.2%
Merck & Co., Inc.(d)		37,855	2,685,434

TOTAL HEALTH CARE			26,348,685

INDUSTRIALS	5.1%
AEROSPACE & DEFENSE	1.0%
General Dynamics Corp.(d)		11,452	2,344,453

			2,344,453

AIR FREIGHT & COURIERS	2.5%
United Parcel Service, Inc. Class B(b),(d)		50,622	5,910,119

DIVERSIFIED MANUFACTURING	1.6%
Caterpillar, Inc.(b),(d)		23,938	3,650,306

			3,650,306

TOTAL INDUSTRIALS			11,904,878

INFORMATION TECHNOLOGY	6.7%
INTERNET SOFTWARE & SERVICES	4.4%
Facebook, Inc., Class Aa,(b)		49,279	8,104,424
Palo Alto Networks, Inc.(a),(d)		9,064	2,041,757

			10,146,181

SOFTWARE	2.3%
Activision Blizzard, Inc.(b)		39,938	3,322,442
Adobe, Inc.(a),(d)		7,950	2,146,103

			5,468,545

TOTAL INFORMATION TECHNOLOGY			15,614,726

MATERIALS—CHEMICALS	2.2%
Air Products & Chemicals, Inc.(b)		16,556	2,765,680
Ecolab, Inc.(d)		15,283	2,396,068

			5,161,748

PIPELINES	2.4%
PIPELINES—C-CORP	2.2%
Antero Midstream GP LP(d)		25,708	434,979
Cheniere Energy, Inc.(a),(d)		18,742	1,302,382
Kinder Morgan, Inc.(d)		90,884	1,611,373
Plains GP Holdings LP, Class A		18,381	450,886
Targa Resources Corp.(d)		17,728	998,264
Williams Cos., Inc. (The)(d)		12,971	352,682

			5,150,566

		Shares	Value
PIPELINES—MLP	0.2%
MPLX LP(d)		12,368	$428,922

TOTAL PIPELINES			5,579,488

RAILWAYS	0.2%
Norfolk Southern Corp.(d)		2,434	439,337

REAL ESTATE	6.7%
DATA CENTERS	0.5%
CyrusOne, Inc.(d)		6,113	387,564
Digital Realty Trust, Inc.(d)		7,719	868,233

			1,255,797

HEALTH CARE	0.7%
Sabra Health Care REIT, Inc.(d)		20,356	470,631
Welltower, Inc.(d)		17,933	1,153,450

			1,624,081

HOTEL	0.5%
Host Hotels & Resorts, Inc.(d)		21,113	445,484
Pebblebrook Hotel Trust		10,851	394,651
Sunstone Hotel Investors, Inc.(d)		15,769	257,981

			1,098,116

INDUSTRIALS	0.6%
Americold Realty Trust		9,658	241,643
Prologis, Inc.(d)		16,987	1,151,549

			1,393,192

NET LEASE	0.4%
Agree Realty Corp.(d)		4,235	224,963
VEREIT, Inc.(d)		54,952	398,952
VICI Properties, Inc.(d)		14,358	310,420

			934,335

OFFICE	0.6%
Corporate Office Properties Trust(d)		7,175	214,030
Empire State Realty Trust, Inc., Class A(d)		9,404	156,201
Kilroy Realty Corp.(d)		7,386	529,502
Vornado Realty Trust		6,203	452,819

			1,352,552

		Shares	Value
RESIDENTIAL	1.9%
APARTMENT	1.2%
Apartment Investment & Management Co., Class A(d)		10,407	$459,261
Essex Property Trust, Inc.(d)		3,546	874,833
UDR, Inc.(d)		35,744	1,445,130

			2,779,224

MANUFACTURED HOME	0.4%
Equity LifeStyle Properties, Inc.(d)		4,451	429,299
Sun Communities, Inc.(d)		4,975	505,161

			934,460

SINGLE FAMILY	0.3%
Invitation Homes, Inc.(d)		26,594	609,269

TOTAL RESIDENTIAL			4,322,953

SELF STORAGE	0.4%
Extra Space Storage, Inc.(d)		6,741	584,040
Life Storage, Inc.(d)		4,246	404,050

			988,090

SHOPPING CENTERS	1.1%
COMMUNITY CENTER	0.5%
Brixmor Property Group, Inc.		10,521	184,223
DDR Corp.		10,100	135,239
Regency Centers Corp.(d)		8,795	568,773
Weingarten Realty Investors(d)		14,556	433,186

			1,321,421

FREE STANDING	0.2%
Realty Income Corp.(d)		7,779	442,547

REGIONAL MALL	0.4%
Simon Property Group, Inc.(d)		3,751	662,990
Taubman Centers, Inc.		3,882	232,260

			895,250

TOTAL SHOPPING CENTERS			2,659,218

TOTAL REAL ESTATE			15,628,334

		Shares	Value
TECHNOLOGY	11.2%
COMPUTERS	1.2%
Apple, Inc.(b)		12,593	$2,842,744

INTERNET SERVICE PROVIDER	2.8%
Alphabet, Inc. Class Aa,(b)		5,426	6,549,616

SERVICES	3.0%
Visa, Inc. Class A(b)		47,094	7,068,338

SOFTWARE	4.2%
Microsoft Corp.(b)		85,370	9,763,767

TOTAL TECHNOLOGY			26,224,465

TELECOMMUNICATION—COMMUNICATIONS	0.9%
AT&T, Inc.(d)		63,917	2,146,333

WATER	0.4%
American Water Works Co., Inc.(d)		9,540	839,234

TOTAL UNITED STATES			162,752,548

TOTAL COMMON STOCK (Identified cost—$258,535,805)			285,066,289

CLOSED-END FUNDS	1.2%
CANADA	0.1%
COMMODITIES
Sprott Physical Gold and Silver Trust (USD)(a)		14,700	171,696

UNITED KINGDOM	0.0%
EMERGING MARKETS EQUITY
Templeton Emerging Markets Investment Trust PLC		5,400	50,113

UNITED STATES	1.1%
COVERED CALL	0.2%
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(d)		6,249	100,671
Eaton Vance Tax-Managed Diversified Equity Income Fund		5,213	66,935
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund(d)		6,583	79,193
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(d)		15,755	149,673

			396,472

EMERGING MARKETS EQUITY	0.0%
Templeton Emerging Markets Fund(d)		5,801	85,101

EQUITY TAX—ADVANTAGED	0.2%
Eaton Vance Tax-Advantaged Dividend Income Fund(d)		5,584	136,920

		Shares	Value
Eaton Vance Tax-Advantaged Global Dividend Income Fund(d)		3,643	$65,173
Gabelli Dividend & Income Trust(d)		5,118	122,320
John Hancock Tax-Advantaged Dividend Income Fund(d)		3,579	83,427

			407,840

MASTER LIMITED PARTNERSHIPS	0.2%
First Trust Energy Income and Growth Fund(d)		8,044	178,657
Kayne Anderson MLP Investment Company		6,716	119,881
Neuberger Berman MLP Income Fund, Inc.		8,300	72,127
Tortoise Energy Infrastructure Corp.		2,500	67,325

			437,990

MULTI-SECTOR	0.3%
PIMCO Dynamic Credit Income Fund(d)		7,135	172,096
PIMCO Dynamic Income Fund(d)		4,750	159,077
PIMCO High Income Fund		11,400	95,646
PIMCO Income Opportunity Fund(d)		4,924	135,952
PIMCO Income Strategy Fund II		12,625	133,194

			695,965

MUNICIPAL	0.0%
Nuveen Municipal Credit Income Fund(d)		7,600	109,516

REAL ESTATE	0.0%
Neuberger Berman Real Estate Securities Income Fund, Inc.		12,900	63,726

U.S. GENERAL EQUITY	0.1%
Gabelli Equity Trust, Inc.(d)		18,337	118,824

U.S. HYBRID (GROWTH & INCOME)	0.0%
Guggenheim Strategic Opportunities Fund		3,400	71,400

UTILITY	0.1%
Reaves Utility Income Fund(d)		4,500	137,970

TOTAL UNITED STATES			2,524,804

TOTAL CLOSED-END FUNDS (Identified cost—$2,629,914)			2,746,613

EXCHANGE-TRADED FUNDS—UNITED STATES	0.3%
CONSUMER DISCRETIONARY	0.1%
Consumer Discretionary Select Sector SPDR ETF		900	105,498

EMERGING MARKETS EQUITY	0.0%
iShares MSCI Emerging Markets ETF		2,300	98,716

		Shares	Value
FINANCIAL	0.1%
Financial Select Sector SPDR Fund		6,162	$169,948

U.S. EQUITY	0.1%
SPDR S&P 500 ETF Trust		600	174,432
Vanguard S&P 500 ETF Trust		300	80,115

			254,547

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$596,589)			628,709

PREFERRED SECURITIES—$25 PAR VALUE	2.0%
BERMUDA	0.1%
INSURANCE—PROPERTY CASUALTY
Enstar Group Ltd., 7.00% to 9/1/28, Series D (USD)(e),(f)		7,050	186,120

CANADA	0.1%
PIPELINES
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (USD)(e)		15,000	378,600

UNITED STATES	1.8%
BANKS	0.7%
Bank of America Corp., 5.875%, Series HH(f)		30,000	765,000
Bank of America Corp., 6.50%, Series Y(f)		8,000	208,400
Citigroup, Inc., 6.875% to 11/15/23, Series Ke,(f)		20,039	556,082
US Bancorp, 5.50%, Series K(f)		3,850	96,751

			1,626,233

ELECTRIC—INTEGRATED ELECTRIC	0.3%
Integrys Holdings, Inc., 6.00% to 8/1/23, due 8/1/73(e)		25,750	671,431

INSURANCE	0.3%
LIFE/HEALTH INSURANCE	0.2%
Unum Group, 6.25%, due 6/15/58		18,000	454,500

MULTI-LINE	0.1%
WR Berkley Corp., 5.75%, due 6/1/56		5,000	121,750
WR Berkley Corp., 5.70%, due 3/30/58		5,000	122,300

			244,050

TOTAL INSURANCE			698,550

INTEGRATED TELECOMMUNICATIONS SERVICES	0.0%
AT&T, Inc., 5.625%, due 8/1/67		2,000	49,520

PIPELINES	0.2%
Energy Transfer Partners LP, 7.625% to 8/15/23, Series D(e),(f)		20,000	517,400

		Shares	Value
REAL ESTATE	0.3%
DIVERSIFIED	0.1%
Wells Fargo Real Estate Investment Corp., 6.375%, Series A(f)		7,875	$201,600

NET LEASE	0.2%
VEREIT, Inc., 6.70%, Series F(f)		18,479	459,203

TOTAL REAL ESTATE			660,803

TOTAL UNITED STATES			4,223,937

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$4,737,384)			4,788,657

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	4.4%
AUSTRALIA	0.8%
INSURANCE
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (USD)(e),(g)		$1,755,000	1,842,750

FRANCE	0.4%
BANKS
Credit Agricole SA, 8.125% to 12/23/25, 144A (USD)(c),(e),(f),(h)		200,000	220,497
BNP Paribas SA, 7.625% to 3/30/21, 144A (USD)(c),(e),(f),(h)		600,000	631,500
Societe Generale SA, 7.875% to 12/18/23, 144A (USD)(c),(e),(f),(h)		200,000	207,700

TOTAL FRANCE			1,059,697

SWEDEN	0.3%
BANKS
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (USD)(e),(f),(g),(h)		600,000	605,175

SWITZERLAND	0.4%
BANKS
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (USD)(c),(e),(f),(h)		200,000	206,250

		Principal Amount	Value
UBS Group AG, 7.125% to 8/10/21 (USD)(e),(f),(g),(h)		$600,000	$630,559

TOTAL SWITZERLAND			836,809

UNITED KINGDOM	0.5%
BANKS	0.4%
Barclays PLC, 7.75% to 9/15/23 (USD)(e),(f),(h)		200,000	201,000
Barclays PLC, 7.875% to 3/15/22 (USD)(e),(f),(g),(h)		200,000	207,256
HSBC Holdings PLC, 6.875% to 6/1/21 (USD)(e),(f),(h)		600,000	622,500

			1,030,756

INTEGRATED TELECOMMUNICATIONS SERVICES	0.1%
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (USD)(e),(g)		200,000	199,463

			1,230,219

UNITED STATES	2.0%
BANKS	1.0%
Bank of America Corp., 6.50% to 10/23/24, Series Z(e),(f)		737,000	796,881
Citigroup, Inc., 6.125% to 11/15/20, Series R(e),(f)		700,000	730,188
Wells Fargo & Co., 5.875% to 6/15/25, Series U(e),(f)		700,000	737,198

			2,264,267

ELECTRIC—REGULATED ELECTRIC	0.0%
CenterPoint Energy, Inc., 6.125% to 9/01/23, Series A(e),(f)		110,000	112,062

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.1%
General Electric Co., 5.00% to 1/21/21, Series D(e),(f)		329,000	321,145

INSURANCE	0.7%
LIFE/HEALTH INSURANCE	0.7%
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(e)		1,000,000	1,043,750
Voya Financial, Inc., 6.125% to 9/15/23, Series A(e),(f)		60,000	61,050
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(e)		500,000	505,175

			1,609,975

		Principal Amount	Value
PROPERTY CASUALTY	0.0%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(e)		$100,000	$102,000

TOTAL INSURANCE			1,711,975

UTILITIES—MULTI-UTILITIES	0.2%
NiSource, Inc., 5.65% to 6/15/23, 144A(c),(e),(f)		400,000	396,500

TOTAL UNITED STATES			4,805,949

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$10,256,675)			10,380,599

		Shares	Value
SHORT-TERM INVESTMENTS	0.1%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(i)		267,160	$267,160

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$267,160)			267,160

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$277,023,527)	129.9%		303,878,027
WRITTEN OPTION CONTRACTS	(0.3)		(711,600)
LIABILITIES IN EXCESS OF OTHER ASSETS	(29.6)		(69,308,849)

NET ASSETS (Equivalent to $10.11 per share based on 23,142,068 shares of common stock outstanding)	100.0%		$233,857,578

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(j)	Premiums Received	Value
Call – S&P 500 Index	$2,935.00	10/19/18	(472)	$(137,539,856)	$(1,182,125)	$(613,600)
Call – S&P 500 Index	2,945.00	10/19/18	(100)	(29,139,800)	(216,397)	(98,000)
				$(166,679,656)	$(1,398,522)	$(711,600)

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.

(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $136,377,216 in aggregate has been pledged as collateral.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $7,286,044 or 3.1% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	All or a portion of the security is pledged in connection with written option contracts. $33,775,753 in aggregate has been pledged as collateral.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(g)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $3,485,203 or 1.5% of the net assets of the Fund, of which 0.0% are illiquid.

(h)

Contingent Capital security (CoCo). CoCos are preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $3,532,437 which represents 1.5% of the net assets of the Fund (1.2% of the managed assets of the Fund).

(i)	Rate quoted represents the annualized seven-day yield.
(j)	Amount represents number of contracts multiplied by notional contract size multiplied by the underlying price.

Sector Summary	% of Managed Assets
Financial (Common)	12.1
Technology (Common)	11.3
Health Care (Common)	10.9
Real Estate (Common)	10.2
Industrials (Common)	7.2
Information Technology (Common)	7.1
Consumer Discretionary (Common)	5.1
Energy (Common)	4.4
Pipelines (Common)	3.3
Materials (Common)	3.2
Consumer Staples (Common)	3.1
Consumer—Cyclical (Common)	2.7
Consumer—Non-Cyclical (Common)	2.7
Banks (Preferred)	2.5
Communications (Common)	2.1
Electric (Common)	2.0
Insurance (Preferred)	1.5
Telecommunication Services (Common)	1.2
Toll Roads (Common)	0.9
Closed-End Funds	0.9
Insurance (Common)	0.8
Consumer, Cyclical (Common)	0.8
Other	0.8
Railways (Common)	0.7
Telecommunication (Common)	0.7
Water (Common)	0.6
Airports (Common)	0.6
Gas Distribution (Common)	0.6

100.0

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:	$285,066,289	$285,066,289	$—	$—
Closed-End Funds	2,746,613	2,746,613	—	—
Exchange-Traded Funds	628,709	628,709	—	—
Preferred Securities—$25 Par Value:
United States:	4,223,937	3,552,506	671,431	—
Other Countries	564,720	564,720	—	—
Preferred Securities—Capital Securities	10,380,599	—	10,380,599	—
Short-Term Investments	267,160	—	267,160	—

Total Investments in Securities(a)	$303,878,027	$292,558,837	$11,319,190	$—

Written Option Contracts	$(711,600)	$(711,600)	$—	—

Total Derivative Liabilities(a)	$(711,600)	$(711,600)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Instruments

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index of security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s written option contracts activity for the nine months ended September 30, 2018:

Written Option Contracts(a)
Average Notional Amount	$155,307,695
Ending Notional Amount	166,679,656

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: November 21, 2018